Interim Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 SGD ($) $ / shares shares		Jun. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 1,638		$ 2,162		$ 2,226
Cost of revenues		(1,166)		(1,538)		(1,450)
Gross profit		472		624		776
Operating expenses
Selling and distribution expenses		(155)		(205)		(38)
General administrative expenses		(578)		(763)		(562)
Total operating expenses		(733)		(968)		(600)
Profit (Loss) from operations		(261)		(344)		176
Other income (expense)
Interest income			[1]		[1]	5
Interest expense		(8)		(11)		(13)
Government grants		69		91		2
Rental income		12		16		13
Total other income, net		73		96		7
Income (Loss) before income tax		(188)		(248)		183
Income tax expense
NET INCOME (LOSS)		(188)		(248)		183
Other comprehensive income (loss)
Foreign currency adjustments		(6)
TOTAL COMPREHENSIVE INCOME		$ (194)		$ (248)		$ 183
Earnings (Loss) per ordinary share
Basic | (per share)			[2]		[2]	$ 183
Diluted | (per share)			[2]		[2]	$ 183
Weighted average number of ordinary shares
Basic	[3]	15,000,000		15,000,000		1
Diluted	[3]	15,000,000		15,000,000		1

[1]	Below S$1,000/US$1,000
[2]	Below S$1,000/US$1,000
[3]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering and ii) the 1:200 share sub-division and 5,000,000 share surrender approved on October 2, 2024 (Note 1)